Related Party Transactions Additional Information (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 19, 2020	May 19, 2019
Promissory Note
Related Party Transaction [Line Items]
Aggregate principal amount	$ 150,000
Outstanding amount of the promissory note				$ 97,525	$ 97,525
Related Party Loans
Related Party Transaction [Line Items]
Loans Convertible Into Warrants		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)		$ 1.00	$ 1.00